Summary of Significant Accounting Policies (Details) - Schedule of property and equipment useful lives	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Building and Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	4 years	4 years
Minimum [Member] | Machinery and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years	3 years
Minimum [Member] | Trucks and Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years	3 years
Maximum [Member] | Machinery and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years	7 years
Maximum [Member] | Trucks and Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	6 years	6 years